Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator Used in Computing Basic and Diluted Net Loss Per Share

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per share:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
Numerator:
Net loss	$(12,768)	$(10,932)	$(17,708)	$(11,847)	$(20,454)
Accretion of mandatorily redeemable convertible preferred stock	(4,351)	(5,251)	(7,533)	(5,515)	(4,653)

Net loss attributable to common stockholders	$(17,119)	$(16,183)	$(25,241)	$(17,362)	$(25,107)

Denominator:
Weighted-average common shares outstanding-basic and diluted	316	323	355	340	5,292

Options, Warrants And Preferred Stock Excluded From Computation Of Diluted Net Loss Per Share

The following outstanding options, warrants and preferred stock were excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
Options to purchase common stock	598	686	1,686	1,605	1,873
Convertible preferred stock (as converted)	5,137	7,567	8,631	7,567	—
Convertible preferred stock warrants (as converted)	22	509	607	554	—
Common stock warrant	1	1	—	2	618